Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	13.49
Maximum Aggregate Offering Price	$ 67,450,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,314.84
Offering Note	(1) Amount to be registered consists of 5,000,000 shares of common stock of National Research Corporation ("Common Stock") that may be offered or sold under the National Research Corporation 2025 Omnibus Incentive Plan (the "Plan"). (2) Estimated solely for the purpose of determining the amount of the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the NASDAQ stock market on February 27, 2026. (3) Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued under the Plan as a result of stock splits, stock dividends or similar transactions.